Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Estimates of Future Commitments
Detailed below are estimates of future commitments under these arrangements:

	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Power purchase (i)	$74,025	$48,344	$49,940	$50,214	$50,495	$254,380	$527,398
Gas supply and service agreements (ii)	91,425	66,848	51,809	33,161	28,411	97,489	369,143
Service agreements	47,695	47,211	48,529	48,827	46,548	435,093	673,903
Capital projects	41,054	17,064	65	65	65	16	58,329
Operating leases	9,573	8,974	8,298	8,361	9,718	225,047	269,971
Total	$263,772	$188,441	$158,641	$140,628	$135,237	$1,012,025	$1,898,744

23.Commitments and contingencies (continued)

(b)	Commitments (continued)

(i)
Power purchase: APUC’s electric distribution facilities have commitments to purchase physical quantities of power for load serving requirements. The commitment amounts included in the table above are based on market prices as of December 31, 2017. However, the effects of purchased power unit cost adjustments are mitigated through a purchased power rate-adjustment mechanism.

(ii)
Gas supply and service agreements: APUC’s gas distribution facilities and thermal generation facilities have commitments to purchase physical quantities of natural gas under contracts for purposes of load serving requirements and of generating power.